                                 May 6, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:     Western Reserve Life Assurance Co. of Ohio

               WRL Series Life Account

               WRL Freedom Wealth Protector
               (File No. 33-69138)

CIK No.: 0000778209

Dear Commissioners:

     On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Statement of Additional Information dated May 1, 2009 for the above referenced deferred variable life policy offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2009 via EDGAR.

                                Sincerely,

                                               /s/ Gayle A. Morden

                                          Gayle A. Morden

                                                                       Compliance Manager – Life Products

cc:     Arthur D. Woods, Esq.
         Mary Jane Wilson-Bilik, Esq.

         Priscilla Hechler